Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses
Losses and loss adjustment expenses, property and casualty	$ 13,169.1	$ 10,272.9
Provisions and claims, Eurolife	251.1	81.0
Cost of sales	3,349.4	2,987.5
Wages and salaries	2,458.3	2,308.4
Depreciation, amortization and impairment charges	683.6	930.4
Employee benefits	507.2	462.2
Premium taxes	306.8	285.9
Information technology costs	299.2	257.0
Audit, legal and tax professional fees	242.8	203.1
Repairs, maintenance and utilities	178.3	157.4
Shipping and delivery	154.1	121.2
Share-based payments to directors and employees	151.9	136.5
Marketing costs	115.5	103.5
Administrative expense and other	563.0	466.5
Losses on claims, net, operating expenses and other expenses	22,430.3	18,773.5
Commissions, net	3,454.9	2,787.9
Interest expense	452.8	513.9
Expenses	26,338.0	22,075.3
Insurance and reinsurance companies
Expenses
Losses and loss adjustment expenses, property and casualty	13,169.1	10,272.9
Provisions and claims, Eurolife	251.1	81.0
Wages and salaries	1,580.8	1,547.1
Depreciation, amortization and impairment charges	233.2	291.0
Employee benefits	381.3	345.3
Premium taxes	306.8	285.9
Information technology costs	254.7	216.3
Audit, legal and tax professional fees	189.1	159.7
Repairs, maintenance and utilities	14.4	13.2
Shipping and delivery	1.3	1.2
Share-based payments to directors and employees	131.5	118.2
Marketing costs	38.9	33.4
Administrative expense and other	357.2	321.4
Losses on claims, net, operating expenses and other expenses	16,909.4	13,686.6
Commissions, net	3,454.9	2,787.9
Interest expense	330.0	373.6
Expenses	20,694.3	16,848.1
Non-insurance companies
Expenses
Cost of sales	3,349.4	2,987.5
Wages and salaries	877.5	761.3
Depreciation, amortization and impairment charges	450.4	639.4
Employee benefits	125.9	116.9
Information technology costs	44.5	40.7
Audit, legal and tax professional fees	53.7	43.4
Repairs, maintenance and utilities	163.9	144.2
Shipping and delivery	152.8	120.0
Share-based payments to directors and employees	20.4	18.3
Marketing costs	76.6	70.1
Administrative expense and other	205.8	145.1
Losses on claims, net, operating expenses and other expenses	5,520.9	5,086.9
Interest expense	122.8	140.3
Expenses	$ 5,643.7	$ 5,227.2